Shareholders' Equity (Repurchases) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share Repurchase Program [Line Items]
Share Repurchase Program, Total Cost of Shares Repurchased	$ 65,633	$ 79,326
Normal Course Issuer Bid [Member]
Share Repurchase Program [Line Items]
Share Repurchase Program, Number Of Shares Authorized To Be Repurchased	4,000,000
Share Repurchase Program, Date of Approval	Aug. 19, 2011
Share Repurchase Program, Maximum Daily Limit	47,833
Share Repurchase Program, Modified Number of Shares Authorized To Be Repurchased	7,500,000
Stock Repurchase Program, Date Of Modification	Dec. 23, 2011
Share Repurchase Program, Modified Maximum Daily Limit	57,806
Share Repurchase Program, Date of Renewal	Aug. 21, 2012
Share Repurchase Program, Period of Renewal	12 months
Share Repurchase Program, Number of Shares Repurchased	3,155,000	2,622,000
Share Repurchase Program, Total Cost of Shares Repurchased	65,633	55,826
Secondary Offering [Member]
Share Repurchase Program [Line Items]
Share Repurchase Program, Number Of Shares Authorized To Be Repurchased		1,000,000
Share Repurchase Program, Date of Approval		Mar. 29, 2011
Share Repurchase Program, Number of Shares Repurchased		1,000,000
Share Repurchase Program, Average Cost Per Share		$ 23.50
Share Repurchase Program, Total Cost of Shares Repurchased		$ 23,500